UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

August 31, 2006

CAS-QTLY-1006

1.805742.102

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 21.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.6%
Huntington National Bank, Columbus
11/21/06	5.51%	$ 60,000	$ 60,000
Washington Mutual Bank FA
9/20/06	5.34	479,000	479,000
			539,000
London Branch, Eurodollar, Foreign Banks - 7.3%
Barclays Bank PLC
10/24/06 to 6/11/07	5.33 to 5.44	830,000	830,000
Calyon
9/14/06 to 2/12/07	4.40 to 5.30	1,000,000	1,000,000
Credit Agricole SA
11/8/06 to 1/10/07	5.10 to 5.40	1,420,000	1,420,000
Credit Industriel et Commercial
9/11/06 to 3/30/07	4.76 to 5.38	1,584,000	1,584,000
Deutsche Bank AG
1/30/07	4.86	325,000	325,000
Dresdner Bank AG
3/5/07	5.40	238,000	238,000
HBOS Treasury Services PLC
12/5/06	5.35	259,000	259,000
Landesbank Hessen-Thuringen
12/8/06	5.36	275,000	275,000
National Australia Bank Ltd.
6/6/07	5.44	100,000	99,970
Societe Generale
2/2/07	4.90	125,000	125,000
			6,155,970
New York Branch, Yankee Dollar, Foreign Banks - 13.4%
Bank Tokyo-Mitsubishi UFJ Ltd.
9/20/06	5.31	953,000	953,000
Barclays Bank PLC
9/5/06	5.21	541,000	541,000
BNP Paribas SA
10/30/06 to 6/11/07	4.81 to 5.45	1,450,000	1,450,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Canadian Imperial Bank of Commerce
9/15/06 to 9/25/06	5.30 to 5.41% (d)	$ 1,000,000	$ 1,000,000
Credit Suisse First Boston
9/12/06 to 10/23/06	5.28 to 5.50 (d)	1,565,000	1,565,000
Credit Suisse Group
6/4/07	5.40 to 5.44	355,000	355,000
Deutsche Bank AG
9/5/06 to 2/27/07	5.09 to 5.24 (d)	565,000	565,000
Landesbank Baden-Wuert
9/22/06	5.46	322,000	322,000
Lloyds TSB Bank PLC
9/12/06	5.30	155,000	155,001
Mizuho Corporate Bank Ltd.
10/23/06 to 1/29/07	5.34 to 5.56	1,980,000	1,980,006
Royal Bank of Scotland PLC
10/27/06	4.90	50,000	49,989
Skandinaviska Enskilda Banken AB
1/31/07	4.88	100,000	100,000
Sumitomo Mitsui Banking Corp.
9/5/06 to 12/29/06	5.34 to 5.42	1,361,000	1,361,000
UBS AG
9/20/06	5.33	610,000	610,000
Unicredito Italiano Spa
9/11/06 to 11/20/06	5.26 to 5.35	190,000	190,000
			11,196,996
TOTAL CERTIFICATES OF DEPOSIT			17,891,966
Commercial Paper - 22.5%

Aegis Finance LLC
9/18/06	5.42	221,000	220,441
Aquifer Funding LLC
9/5/06 to 9/7/06	5.31 to 5.42	689,002	688,507
Bank of America Corp.
9/20/06	5.30	684,000	682,100
Bavaria TRR Corp.
9/1/06 to 10/2/06	5.31 to 5.42	1,104,815	1,102,649
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
British Telecommunications PLC
9/14/06 to 11/2/06	5.35 to 5.55%	$ 146,540	$ 145,557
Caisse Nat Des Csse Eparg Prev
3/9/07	5.41 (b)	200,000	194,477
Capital One Multi-Asset Execution Trust
10/17/06 to 10/26/06	5.33 to 5.45	285,600	283,440
Charta LLC
10/12/06	5.33	88,000	87,470
Citibank Credit Card Master Trust I (Dakota Certificate Program)
9/5/06 to 10/20/06	5.21 to 5.46	698,320	695,150
Citigroup Funding, Inc.
9/13/06 to 10/26/06	5.30 to 5.45	370,000	368,251
ConocoPhillips Qatar Funding Ltd.
10/24/06 to 11/20/06	5.42 to 5.52 (b)	46,325	45,806
Countrywide Financial Corp.
9/5/06 to 11/1/06	5.28 to 5.43	813,916	811,360
Cullinan Finance Corp.
9/5/06 to 1/25/07	5.23 to 5.56 (b)	712,737	706,274
CVS Corp.
9/25/06 to 9/28/06	5.36	85,000	84,677
DaimlerChrysler NA Holding Corp.
9/6/06 to 11/3/06	5.41 to 5.57	408,000	405,727
Davis Square Funding V Corp.
9/15/06 to 11/27/06	5.33 to 5.40	272,460	269,669
Devon Energy Corp.
10/2/06 to 11/16/06	5.43 to 5.48	96,000	95,073
DnB NOR ASA
2/20/07	5.41	100,000	97,485
Dominion Resources, Inc.
9/5/06 to 9/18/06	5.37 to 5.46	209,714	209,371
DZ Bank AG
10/23/06	5.33	110,000	109,161
Emerald (MBNA Credit Card Master Note Trust)
9/6/06 to 11/21/06	5.21 to 5.47	1,406,181	1,397,272
Fairway Finance Corp.
9/20/06	5.30	115,000	114,680
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
FCAR Owner Trust
9/12/06 to 1/24/07	5.24 to 5.61%	$ 1,312,019	$ 1,295,529
Fortune Brands, Inc.
9/6/06 to 11/16/06	5.40 to 5.56	326,933	325,166
France Telecom SA
9/12/06 to 11/22/06	5.39 to 5.50 (b)	177,201	175,657
Giro Funding US Corp.
9/29/06 to 10/27/06	5.31 to 5.35	546,895	543,256
Grampian Funding LLC
10/23/06	5.52	225,000	223,232
Harrier Finance Funding LLC
10/20/06	5.33 (b)	225,000	223,383
John Deere Capital Corp.
9/20/06 to 11/2/06	5.33 to 5.47	83,100	82,640
Jupiter Securitization Corp.
9/5/06	5.42	51,261	51,230
Kellogg Co.
9/20/06 to 11/22/06	5.42 to 5.48	67,000	66,575
Liberty Street Funding Corp.
9/8/06	5.36	75,000	74,922
Michigan Gen. Oblig.
10/11/06	4.64	108,000	108,000
Monument Gardens Funding
9/26/06 to 10/23/06	5.34 to 5.53	160,000	159,032
Motown Notes Program
9/6/06 to 11/14/06	5.35 to 5.52	864,563	859,870
Nissan Motor Acceptance Corp.
9/1/06 to 11/2/06	5.27 to 5.53	191,531	190,212
Northern Rock PLC
9/11/06	5.31	150,000	149,780
Paradigm Funding LLC
9/7/06 to 10/25/06	5.30 to 5.45	514,363	512,529
Park Granada LLC
9/12/06 to 12/5/06	5.31 to 5.36	660,759	655,547
Sheffield Receivables Corp.
9/18/06 to 9/21/06	5.30	317,545	316,732
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Strand Capital LLC
9/18/06 to 10/16/06	5.34 to 5.45%	$ 194,000	$ 193,303
Stratford Receivables Co. LLC
9/7/06 to 10/23/06	5.31 to 5.46	1,764,105	1,757,949
Thames Asset Global Securities No. 1, Inc.
9/7/06	5.27	50,000	49,957
The Walt Disney Co.
9/7/06	5.34	56,000	55,950
Time Warner, Inc.
9/1/06 to 12/1/06	5.33 to 5.47 (b)	732,410	726,960
Toyota Motor Credit Corp.
2/12/07	5.41	125,000	121,999
Verizon Global Funding Corp.
9/12/06 to 10/26/06	5.32 to 5.50	306,000	304,387
Viacom, Inc.
9/5/06 to 11/16/06	5.53 to 5.68 (b)	181,000	180,276
Vodafone Group PLC
9/1/06 to 11/20/06	5.46 to 5.58 (b)	141,749	140,129
Weatherford International Ltd.
9/1/06 to 9/18/06	5.33 to 5.48 (b)	86,825	86,706
WellPoint, Inc.
10/24/06	5.38	30,000	29,764
Whirlpool Corp.
9/7/06 to 9/29/06	5.34 to 5.36	308,960	307,955
Xcel Energy, Inc.
10/17/06	5.35	75,000	74,501
TOTAL COMMERCIAL PAPER			18,857,725
Federal Agencies - 2.0%
Fannie Mae - 0.9%
9/5/07	5.53	800,000	800,000
Federal Home Loan Bank - 1.1%
8/15/07 to 9/14/07	5.42 to 5.56 (c)	933,000	932,979
TOTAL FEDERAL AGENCIES			1,732,979
Bank Notes - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)

M&I Marshall & Ilsley Bank
9/15/06	5.31% (d)	$ 58,000	$ 58,000
TOTAL BANK NOTES			58,000
Master Notes - 2.3%

Asset Funding Co. III LLC
9/5/06	5.40 (d)(f)	476,000	476,000
Bear Stearns Companies, Inc.
9/7/06	5.38 (d)(f)	155,000	155,000
Goldman Sachs Group, Inc.
9/6/06 to 11/13/06	5.39 to 5.47 (d)(f)	1,271,000	1,271,000
TOTAL MASTER NOTES			1,902,000
Medium-Term Notes - 31.0%

AIG Matched Funding Corp.
10/3/06 to 11/15/06	5.40 to 5.52 (d)	1,295,000	1,295,000
Allstate Life Global Funding II
9/8/06 to 9/27/06	5.34 to 5.47 (b)(d)	228,000	228,000
American Express Credit Corp.
9/5/06	5.51 (d)	68,000	68,029
ASIF Global Financing XXX
9/25/06	5.33 (b)(d)	275,000	275,000
Australia & New Zealand Banking Group Ltd.
9/25/06	5.32 (b)(d)	200,000	200,000
Banco Santander Totta SA
9/18/06	5.33 (b)(d)	600,000	600,000
Banque Federative du Credit Mutuel (BFCM)
9/13/06	5.33 (b)(d)	538,000	538,000
Bayerische Landesbank Girozentrale
10/16/06 to 11/20/06	5.43 to 5.52 (d)	945,000	945,000
BellSouth Corp.
4/26/07	5.34 (b)	565,000	560,772
BMW U.S. Capital LLC
9/15/06	5.33 (d)	84,000	84,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
BNP Paribas SA
9/5/06	5.34% (d)	$ 1,235,000	$ 1,234,636
Calyon New York Branch
9/5/06	5.33 (d)	295,000	294,903
Commonwealth Bank of Australia
9/25/06	5.33 (d)	163,000	163,000
ConocoPhillips
10/11/06	5.51 (d)	143,000	143,000
Countrywide Bank, Alexandria Virginia
9/15/06 to 9/18/06	5.34 (d)	292,000	291,993
Credit Agricole SA
10/23/06	5.48 (d)	485,000	485,000
Cullinan Finance Corp.
9/25/06 to 6/25/07	5.28 to 5.38 (b)(d)	875,000	874,865
DnB NOR ASA
9/25/06	5.31 (b)(d)	756,000	756,000
Eli Lilly Services, Inc.
9/1/06	5.37 (b)(d)	140,000	140,000
General Electric Capital Corp.
9/7/06 to 9/18/06	5.43 to 5.49 (d)	1,763,900	1,764,042
Genworth Life Insurance Co.
9/1/06	5.48 (d)(f)	155,000	155,000
HBOS Treasury Services PLC
11/20/06	5.46 (b)(d)	50,000	50,014
9/25/06	5.53 (d)	530,000	530,000
HSBC Finance Corp.
9/6/06 to 9/25/06	5.36 to 5.40 (d)	597,000	597,000
HSBC USA, Inc.
9/15/06	5.31 (d)	175,000	175,000
HSH Nordbank AG
9/25/06	5.35 (b)(d)	237,000	237,000
ING USA Annuity & Life Insurance Co.
9/25/06	5.54 (d)(f)	123,000	123,000
Intesa Bank Ireland PLC
9/25/06	5.32 (b)(d)	1,000,000	1,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
K2 (USA) LLC
9/11/06 to 12/11/06	5.33 to 5.36% (b)(d)	$ 248,000	$ 247,978
Kestrel Funding PLC/US LLC 144A
9/1/06	5.34 (b)(d)	49,000	49,000
Merrill Lynch & Co., Inc.
9/5/06 to 9/25/06	5.31 to 5.46 (d)	756,000	756,086
Metropolitan Life Insurance Co.
11/17/06	5.49 (d)(f)	35,000	35,000
9/6/06	5.42 (b)(d)	160,292	160,292
Morgan Stanley
9/1/06 to 9/27/06	5.39 to 5.46 (d)	669,000	669,006
Natexis Banq CD
9/5/06	5.35 (d)	810,000	809,868
Nationwide Building Society
9/28/06	5.55 (b)(d)	75,000	75,026
Nordea Bank AB
9/5/06	5.33 (d)	475,000	474,845
Northern Rock PLC
9/5/06	5.41 (b)(d)	180,000	180,000
Pacific Life Global Funding
9/13/06	5.35 (d)	30,000	30,000
9/5/06	5.45 (b)(d)	60,000	60,000
RACERS
9/22/06	5.35 (b)(d)	480,000	480,000
Royal Bank of Canada
9/11/06	5.40 (d)	55,000	55,000
Royal Bank of Scotland PLC
9/21/06	5.32 (b)(d)	500,000	500,000
Security Life of Denver Insurance Co.
11/28/06	5.48 (d)(f)	85,000	85,000
Sigma Finance, Inc.
12/11/06	5.36 (b)(d)	570,000	569,943
Skandinaviska Ensk Banken
9/7/06	5.36 (d)	523,000	522,856
SLM Corp.
9/30/06	4.74	39,395	39,353
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Societe Generale
9/29/06	5.28% (d)	$ 665,000	$ 664,843
Travelers Insurance Co.
10/1/06 to 11/17/06	5.52 to 5.60 (d)(f)	80,000	80,000
UniCredito Italiano Bank (Ireland) PLC
9/15/06	5.34 (b)(d)	585,000	585,000
9/29/06	5.30 (d)	330,000	329,926
Verizon Global Funding Corp.
9/15/06	5.44 (b)(d)	1,266,000	1,265,998
Wachovia Asset Securitization Issuance LLC
9/25/06	5.31 (b)(d)	56,969	56,969
Washington Mutual Bank
11/27/06 to 11/30/06	5.38 (d)	657,000	657,000
Washington Mutual Bank FA
10/31/06	5.47 (b)(d)	768,000	768,000
9/15/06 to 9/25/06	5.31 (d)	294,000	294,000
Washington Mutual Bank, California
9/20/06	5.39 (d)	328,000	328,000
Wells Fargo & Co.
9/5/06 to 9/15/06	5.34 to 5.44 (d)	715,000	715,000
WestLB AG
9/11/06 to 9/29/06	5.41 to 5.53 (b)(d)	506,000	506,000
Westpac Banking Corp.
9/11/06	5.34 (d)	100,000	100,000
TOTAL MEDIUM-TERM NOTES			25,958,243
Short-Term Notes - 1.6%
Hartford Life Insurance Co.
9/1/06	5.38 (d)(f)	40,000	40,000
Jackson National Life Insurance Co.
10/1/06	5.65 (d)(f)	130,000	130,000
Metropolitan Life Insurance Co.
10/2/06 to 11/1/06	5.63 (d)(f)	240,000	240,000
9/28/06	5.43 (b)(d)	85,000	85,000
Monumental Life Insurance Co.
9/1/06 to 11/1/06	5.54 to 5.69 (d)(f)	222,000	222,000
Short-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Life Insurance Co.
9/29/06	5.58% (d)(f)	$ 425,000	$ 425,000
Transamerica Occidental Life Insurance Co.
11/1/06	5.66 (d)(f)	200,000	200,000
TOTAL SHORT-TERM NOTES			1,342,000
Asset-Backed Securities - 0.4%

Master Funding Trust I
1/25/07 to 2/25/07	5.35 (d)	213,380	213,377
Wind Master Trust Notes
9/25/06	5.32 (b)(d)	55,835	55,835
Wind Trust
2/25/07	5.32 (b)(d)	63,461	63,461
TOTAL ASSET-BACKED SECURITIES			332,673
Municipal Securities - 0.1%

Florida Hurricane Catastrophe Fund Bonds 5.34% 9/15/06 (d)	90,000	90,000
Repurchase Agreements - 21.4%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 8/31/06 due 9/1/06 at 5.3%	$ 901	901
With:
Banc of America Securities LLC at:
5.35%, dated 8/31/06 due 9/1/06:
(Collateralized by Corporate Obligations valued at $277,441,231, 4% - 9.5%, 1/15/09 - 9/1/66)	272,040	272,000
(Collateralized by Mortgage Loan Obligations valued at $1,050,000,000, 0% - 6.5%, 5/15/08 - 4/25/46)	1,000,149	1,000,000
5.36%, dated 8/31/06 due 9/1/06 (Collateralized by Mortgage Loan Obligations valued at $1,890,000,001, 0% - 7.94%, 1/20/08 - 6/10/48)	1,800,268	1,800,000
Barclays Capital, Inc. at 5.36%, dated 8/31/06 due 9/1/06 (Collateralized by Corporate Obligations valued at $2,031,840,001, 0% - 9.55%, 9/18/06 - 10/16/46)	1,992,297	1,992,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Bear Stearns & Co. at:
5.37%, dated 8/31/06 due 9/1/06 (Collateralized by Corporate Obligations valued at $306,000,544, 1.52% - 10.25%, 2/27/10 - 5/25/46)	$ 300,045	$ 300,000
5.44%, dated 8/31/06 due 9/1/06 (Collateralized by Mortgage Loan Obligations valued at $310,269,170, 2.13% - 8.64%, 5/25/08 - 9/28/43)	300,045	300,000
Credit Suisse First Boston, Inc. at 5.41%, dated 8/31/06 due 9/1/06 (Collateralized by Mortgage Loan Obligations valued at $391,018,825, 0% - 12.05%, 2/1/08 - 3/25/47)	375,056	375,000
Deutsche Bank Securities, Inc. at:
5.35%, dated 8/10/06 due 9/11/06 (Collateralized by Mortgage Loan Obligations valued at $260,400,000, 0% - 8.32%, 1/15/10 - 6/10/48)	249,179	248,000
5.42%, dated 8/31/06 due 9/1/06 (Collateralized by Mortgage Loan Obligations valued at $1,011,150,000, 5.61% - 6.05%, 11/25/35 - 7/25/36)	963,145	963,000
Goldman Sachs & Co. at 5.41%, dated:
8/21/06 due 11/21/06:
(Collateralized by Corporate Obligations valued at $376,950,001, 5.85% - 13.5%, 11/15/06 - 4/1/35) (d)(e)	363,963	359,000
(Collateralized by Equity Securities valued at $525,000,015) (d)(e)	506,913	500,000
(Collateralized by Mortgage Loan Obligations valued at $983,280,000, 0% - 25.33%, 2/15/08 - 8/25/46) (d)(e)	977,328	964,000
8/31/06 due 9/1/06 (Collateralized by Equity Securities valued at $631,065,505)	601,090	601,000
HSBC Securities at 5.38%, dated 8/31/06 due 9/1/06:
(Collateralized by Corporate Obligations valued at $255,003,755, 2.5% - 8.88%, 10/16/06 - 11/1/34)	250,037	250,000
(Collateralized by Mortgage Loan Obligations valued at $408,001,910, 0% - 7.76%, 2/15/08 - 9/25/36)	400,060	400,000
J.P. Morgan Securities, Inc. at 5.41%, dated:
8/9/06 due 9/21/06 (Collateralized by Corporate Obligations valued at $759,776,394, 4.76% - 8.75%, 10/21/07 - 9/15/35) (d)(e)	723,646	719,000
8/31/06 due 9/1/06 (Collateralized by Corporate Obligations valued at $148,050,979, 8.75%, 12/29/10)	141,021	141,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Lehman Brothers, Inc. at 5.43%, dated 8/31/06 due 9/1/06 (Collateralized by Corporate Obligations valued at $478,803,329, 2.5% - 12.25%, 5/15/07 - 5/15/33)	$ 456,069	$ 456,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.35%, dated 8/31/06 due 9/1/06 (Collateralized by Mortgage Loan Obligations valued at $2,987,251,144, 1.71% - 7.75%, 8/15/07 - 7/25/46)	2,845,423	2,845,000
5.42%, dated 7/19/06 due 10/17/06 (Collateralized by Corporate Obligations valued at $599,658,851, 3% - 12.88%, 1/2/07 - 2/15/47) (d)(e)	577,724	570,000
Morgan Stanley & Co. at:
5.38%, dated 8/9/06 due 9/21/06:
(Collateralized by Corporate Obligations valued at $319,311,590, 5% - 12.75%, 2/1/10 - 7/15/23)	301,928	300,000
(Collateralized by Mortgage Loan Obligations valued at $289,659,038, 0.22% - 6.49%, 11/25/13 - 1/12/44)	275,761	274,000
5.39%, dated 8/31/06 due 9/1/06 (Collateralized by Commercial Paper Obligations valued at $724,192,680, 0%, 9/1/06 - 10/19/06 and Mortgage Loan Obligations valued at $671,615,060, 0.1% - 9.75%, 12/10/07 - 7/12/44)	1,350,202	1,350,000
5.43%, dated 8/31/06 due 9/1/06 (Collateralized by Equity Securities valued at $525,000,241)	500,075	500,000
Wachovia Securities, Inc. at 5.38%, dated 8/31/06 due 9/1/06 (Collateralized by Mortgage Loan Obligations valued at $444,089,742, 0% - 8.33%, 10/10/06 - 10/10/45)	435,065	435,000
TOTAL REPURCHASE AGREEMENTS		17,914,901
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $86,080,487)	86,080,487
NET OTHER ASSETS - (2.7)%	(2,296,933)
NET ASSETS - 100%	$ 83,783,554
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,647,821,000 or 16.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,637,000,000 or 4.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC 5.4%, 9/5/06	8/29/06	$ 476,000
Bear Stearns Companies, Inc. 5.38%, 9/7/06	5/1/06	$ 155,000
Genworth Life Insurance Co.: 5.48%, 9/1/06	4/3/06	$ 105,000
5.48%, 9/1/06	7/31/06	$ 50,000
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc.: 5.39%, 9/22/06	11/22/05	$ 480,000
5.43%, 9/11/06	11/10/05	$ 161,000
5.45%, 11/13/06	8/11/04	$ 367,000
5.47%, 9/6/06	10/6/05	$ 263,000
Hartford Life Insurance Co. 5.38%, 9/1/06	12/16/03	$ 40,000
ING USA Annuity & Life Insurance Co. 5.54%, 9/25/06	6/23/05	$ 123,000
Jackson National Life Insurance Co. 5.65%, 10/1/06	3/31/03	$ 130,000
Metropolitan Life Insurance Co.: 5.49%, 11/17/06	8/16/06	$ 35,000
5.63%, 10/2/06	3/26/02	$ 175,000
5.63%, 11/1/06	2/24/03	$ 65,000
Monumental Life Insurance Co.: 5.54%, 9/1/06	7/31/98 - 9/17/98	$ 92,000
5.57%, 9/1/06	3/12/99	$ 65,000
5.69%, 11/1/06	2/1/00	$ 65,000
New York Life Insurance Co. 5.58%, 9/29/06	2/28/02 - 12/19/02	$ 425,000
Security Life of Denver Insurance Co. 5.48%, 11/28/06	8/26/05	$ 85,000
Transamerica Occidental Life Insurance Co. 5.66%, 11/1/06	4/28/00	$ 200,000
Travelers Insurance Co.: 5.52%, 11/17/06	5/16/06	$ 75,000
5.6%, 10/1/06	3/31/06	$ 5,000
Income Tax Information
At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $86,080,487,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

August 31, 2006

FUS-QTLY-1006

1.805753.102

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 19.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 10.5%
9/21/06 to 9/5/07	5.25 to 5.54% (b)	$ 338,679	$ 338,212
Federal Home Loan Bank - 3.9%
3/5/07 to 9/14/07	5.17 to 5.56 (c)	125,845	125,745
Freddie Mac - 5.0%
9/6/06 to 1/19/07	4.51 to 5.31	162,953	161,093
TOTAL FEDERAL AGENCIES			625,050
Repurchase Agreements - 81.7%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 8/31/06 due 9/1/06 at 5.3% (d)	$ 2,347,207	2,346,861
With:
Deutsche Bank Securities, Inc. at 5.28%, dated 8/9/06 due 9/20/06 (Collateralized by U.S. Government Obligations valued at $109,140,000, 0% - 6.5%, 5/25/31 - 8/25/36)	107,659	107,000
UBS Warburg LLC at:
5.31%, dated 8/8/06 due 9/20/06 (Collateralized by U.S. Government Obligations valued at $99,913,759, 4.5% - 6.5%, 9/25/27 - 7/25/36)	97,615	97,000
5.38%, dated 6/8/06 due 3/30/07 (Collateralized by U.S. Government Obligations valued at $58,711,991, 6% - 7.75%, 8/25/22 - 7/25/36)	59,513	57,000
5.4%, dated 8/30/06 due 6/26/07 (Collateralized by U.S. Government Obligations valued at $21,633,503, 4% - 6.5%, 1/15/29 - 7/25/36)	21,945	21,000
TOTAL REPURCHASE AGREEMENTS		2,628,861
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $3,253,911)		3,253,911
NET OTHER ASSETS - (1.1)%		(35,678)
NET ASSETS - 100%		$ 3,218,233
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$2,346,861,000 due 9/1/06 at 5.3%
Bank of America, National Association	$ 644,422,359
Barclays Capital Inc.	204,156,655
BNP Paribas Securities Corp.	483,316,770
Countrywide Securities Corporation	429,614,906
Credit Suisse First Boston LLC	263,139,130
Greenwich Capital Markets, Inc.	107,403,727
HSBC Securities(USA), Inc.	214,807,453
$ 2,346,861,000
Income Tax Information
At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,253,911,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 25, 2006